Summary of significant accounting policies - Narrative (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) retained earnings		$ 0
IAS 16
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in property, plant and equipment	$ 545,000,000
Increase (decrease) in deferred tax liability (asset)	$ 139,000,000
IAS 8
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in deferred tax liability (asset)			$ 12,000,000
Increase (decrease) retained earnings			45,000,000
Increase (decrease) in investment property			$ 40,000,000
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		10 years
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		3 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		20 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		5 years
Expiration date 2018
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)		10 years
Expiration date 2024
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)		15 years
Expiration date 2025
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)		15 years